SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2021	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 22, 2023	Jun. 22, 2022	Dec. 31, 2020
Warrants outstanding (in shares)										7,598,424
Offering costs								$ 16,634,000	$ 0
Unrecognized tax benefits										$ 1,353,000	$ 4,070,000			$ 1,710,000
Shares excluded from calculation of diluted loss per share		48,389,000		408,004,000				48,389,000	408,004,000	406,726,000	363,548,000
Aurora Acquisition Corp
Cash equivalents		$ 0						$ 0		$ 0	$ 0
Deferred underwriting fee waived										8,505,100			$ 8,505,100
Underwriting fees	$ 4,860,057
Other offering costs	581,484
Gain on deferred underwriting fee			$ 0		$ 182,658	$ 0	$ 182,658			182,658	0
Unrecognized tax benefits		$ 0						$ 0		0	0
Unrecognized tax benefits accrued for interest and penalties			$ 0			$ 0				$ 0	$ 0
Shares excluded from calculation of diluted loss per share						11,523,421				11,523,444
Aurora Acquisition Corp | Class B ordinary shares
Shares subject to forfeiture			249,928			249,928				249,928
Aurora Acquisition Corp | Initial Public Offering
Offering costs	13,946,641
Underwriting fees										$ 4,860,057
Deferred underwriting fees										8,505,100
Other offering costs	$ 581,484
Offering costs charged to shareholders' equity										$ 13,647,118
Aurora Acquisition Corp | Public Warrants
Warrants outstanding (in shares)										6,075,052	6,075,052
Warrants outstanding (in shares)			6,075,049			6,075,049				6,075,050		6,075,047
Aurora Acquisition Corp | Public Warrants | Initial Public Offering
Offering costs										$ 299,523
Aurora Acquisition Corp | Private Placement Warrants
Warrants outstanding (in shares)										5,448,372	5,448,372
Warrants outstanding (in shares)			5,448,372			5,448,372